PLAN DESCRIPTION AND RELATED INFORMATION	12 Months Ended
Dec. 31, 2025
Southern California Gas Company Retirement Savings Plan 002
EBP, Description of Plan [Line Items]
PLAN DESCRIPTION AND RELATED INFORMATION
1.    PLAN DESCRIPTION AND RELATED INFORMATION
The following description of the Plan is provided for general information purposes only. Participants in the Plan should refer to the Plan document for a more complete description of the Plan’s provisions.
General — The Plan is a defined contribution plan that provides employees of the Company with retirement benefits. All employees, both full-time and part-time, are eligible to participate immediately in the Plan after their date of hire. Participants may make elective deferral contributions and are eligible to receive an Employer matching contribution based on each participant’s level of elective deferral contributions.
Employees may make regular savings investments in the common stock of Sempra, the indirect parent company of the Employer, through the Sempra Stock Fund, which is invested solely in Sempra common stock. Participants may alternatively, or also, elect to invest in other investments permitted by the Plan (further discussed below). The Sempra P&B Committee manages the operation and administration of the Plan as the Plan Administrator. TRP serves as the Trustee of the Plan. The Plan is subject to the provisions of ERISA.
Plan Transfers — Employees transfer between the Company and related entities for various reasons, and this results in the transfer of participation and participant assets from one plan to another.
Contributions — Contributions to the Plan can be made under the following provisions:
Participating Employee Contributions — Under the terms of the Plan, participants may contribute up to 50% of eligible pay (in increments of 1%) on a pre-tax basis, a designated Roth after-tax basis, a regular after-tax basis or a combination thereof. The IRC limited total individual pre-tax and/or designated Roth after-tax contributions to $23,500 for 2025. In addition, a participant’s overall annual employee contributions and employer contributions (as described below, excluding any catch-up and rollover contributions) is limited to the lesser of (a) 100% of the participant’s annual compensation and (b) $70,000 for 2025. Catch-up contributions are permitted for participants of at least 50 years of age. For 2025, the catch-up provision provided participants aged 60-63 the ability to contribute an additional $11,250 and all other participants aged 50 or older the opportunity to contribute an additional $7,500, both on a pre-tax and/or designated Roth after-tax basis. Participants may also make rollover contributions (including Roth rollover contributions) into the Plan from other eligible retirement plans and eligible participants may also make in-Plan Roth conversions.
The Plan allows for automatic enrollment of and automatic deferral for newly hired employees who either do not elect a specific deferral percentage or do not opt out of the Plan. The automatic deferral percentage for participants is 6% of eligible pay, increasing each May 1st by 1% up to a maximum of 11%. The default investment vehicle is the T. Rowe Price Retirement Trust option that most closely aligns with the employee’s expected year of retirement at age 65.
Employer Matching Contributions — Each pay period, the Employer makes matching contributions to the Plan for all participants equal to 50% of each participant’s contribution, up to the first 6% of eligible pay, and an additional 0.2% for each 1% incremental increase to each participant’s contribution over 6%, up to 11% of eligible pay. Employer matching contributions can be made in Sempra common stock, cash or any combination thereof at the discretion of the Plan Sponsor. Employer matching contributions made in cash are subsequently invested into any of the Plan’s designated investments according to each participant’s investment election. Employer matching contributions made in Sempra common stock can be transferred, all or in part, into any of the Plan’s other designated investments at the election of the participant.
Participant Accounts — A separate account is established and maintained in the name of each participant. Each participant’s account reflects the participant’s contributions, Employer matching contributions, the earnings and losses attributed to each investment, benefit distributions, and certain administrative expenses as described in Note 2. Participants are allocated a share of each fund’s investment earnings and losses, less investment fees, on a daily basis, based on their account balance.
Vesting — Participant contributions are fully vested at all times. Vesting of Employer matching contributions in a participant’s account occurs upon the earliest of the date: (a) the participant is credited with one year of vesting service; (b) the participant reaches the normal retirement age, which is the first day of the calendar month following the month of their 65th birthday; or (c) of the participant’s death while an employee of the Company. Additionally, Employer matching contributions in a participant’s account become fully vested upon the termination or discontinuation of the Plan.
Investment Options — All investments are held in the Master Trust (see Note 4). Employees elect to have their contributions and Employer matching contributions made in cash invested in increments of 1% in various investment options. Available investment options as of December 31, 2025 included:
•Sempra common stock through the Sempra Stock Fund;
•Mutual funds and common/collective trusts including those offered by TRP, Pacific Investment Management Company LLC, State Street, and The Vanguard Group, Inc.;
•Custom investment funds (see below) offered through TRP and Northern Trust Company; and
•A broad range of investments through an SDBA. The Plan allows participants to invest a maximum of 50% of the entire value of their Plan account in their SDBA. The SDBA allows participants to invest in any listed fund or security except Sempra common stock.
Certain custom investment funds are offered to participants as investment options. These custom funds are proprietary investments designed specifically for the Plan and similar employee benefit plans sponsored by Sempra and are invested in one or more underlying investments, which may include mutual funds and/or common/collective trusts. The Sempra P&B Committee makes the decisions about selecting, monitoring and allocating assets between the investment managers and underlying investments within each custom investment fund. The custom investment funds and their underlying target investment allocations are described below. Actual allocations may periodically deviate from target allocations due to market conditions and other factors.
•The International Equity Fund is a multi-manager structure with target allocations at December 31, 2025 and December 31, 2024 as follows:

	Target Allocation %
	December 31,	December 31,
	2025	2024
Schroder International Equity Trust	57.5%	58.7%
FIAM Select Emerging Market Equity Commingled Pool	24.2%	23.2%
FIAM Select International Small Cap Commingled Pool	13.3%	13.1%
State Street All Cap Equity ex-U.S. Index Non-Lending Fund	5.0%	5.0%
•The Diversified Fixed Income Fund is a multi-manager structure that includes a 95% target allocation in the MetWest Total Return Bond Fund and a 5% target allocation in the Vanguard Total Bond Market Index at both December 31, 2025 and December 31, 2024.
•The U.S. Small/Mid Cap Equity Fund is a multi-manager structure with target allocations at December 31, 2025 and December 31, 2024 as follows:

	Target Allocation %
	December 31,	December 31,
	2025	2024
T. Rowe Price Institutional Small-Cap Stock Fund	32.0%	32.0%
AllianceBernstein U.S. Small & Mid Cap Value Collective Investment Trust	31.5%	31.5%
Loomis Sayles Small/Mid Cap Growth Trust	31.5%	31.5%
State Street Russell Small/Mid Cap Index Non-Lending Series Fund	5.0%	5.0%
•The U.S. Large Cap Equity Fund invests all underlying assets in the Vanguard Institutional 500 Index Trust, a common/collective trust that invests in the Vanguard 500 Index Fund.
Payment of Dividends — Active participants may elect at any time either to receive distributions of cash dividends on the shares of Sempra common stock held in their account through the Sempra Stock Fund or to reinvest those dividends in the Sempra Stock Fund. Terminated participants that elect to leave their account balance in the Plan and receive cash dividends from Sempra common stock held in their account will receive such dividends in cash or have them reinvested in Sempra common stock held through the Sempra Stock Fund, based on their election on the date of termination of employment with the Company, retirement or permanent disability.
Payment of Benefits — Upon termination of employment with the Company, including retirement, permanent disability, or death, participants or the named beneficiary(ies) (in the event of death) with an account balance greater than $5,000 are given the option to have their vested account balance remain in the Plan (subject to the required minimum distribution rules under U.S. federal tax laws), roll the entire amount to another eligible retirement plan, receive a partial withdrawal, or receive their vested account balance in a single lump-sum payment in cash or in Sempra common stock for any portion of their account held in Sempra common stock. Plan participants, in addition to the benefit payment options above, may elect to have all or a portion of their Plan benefits paid in monthly, quarterly, semi-annual or annual installments over a period of years not to exceed their life expectancy based on the appropriate tables in the IRS regulations.
The accounts of terminated participants with account balances from $1,001 to $5,000 that do not elect a lump-sum payment or a rollover to an eligible retirement plan will be automatically rolled into an individual retirement account. Terminated participants with account balances of $1,000 or less automatically receive a lump-sum cash payment, with the ability to elect to rollover the balance to another eligible retirement plan if the account balance is greater than $200.
Plan Termination — Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions and to terminate the Plan at any time, subject to the provisions of ERISA. In the event of termination, participants would become 100% vested in their Employer contributions and the net assets of the Plan would be distributed to the participants.
Related Party and Exempt Party-in-Interest Transactions — The Plan’s investment held in the Master Trust includes shares of certain investment funds managed by TRP. Additionally, the Plan issues loans to participants (reported as notes receivable from participants), which are secured by the balances in the participants’ accounts. These transactions qualify as exempt party-in-interest transactions.
Additionally, at December 31, 2025 and 2024, the Plan held, through the Master Trust, 6,715,734 shares and 7,584,471 shares, respectively, of Sempra common stock with a cost basis of $316,343,000 and $336,751,000, respectively. For shares of Sempra common stock held during the year ended December 31, 2025, the Plan recorded related dividend income of $18,603,000 which is included in Net investment gain – Plan interest in Master Trust in the Statement of Changes in Net Assets Available for Benefits.
Newport is the independent fiduciary and investment manager of the Sempra Stock Fund. Newport has sole fiduciary responsibility under the Plan for deciding, among other things, whether to restrict investment in the Sempra Stock Fund or to sell or otherwise dispose of all or any portion of the stock held in the Sempra Stock Fund. Under the terms of the Plan, Newport will continue to maintain the Sempra Stock Fund as a Plan investment option consistent with the terms of the Plan unless otherwise prohibited by ERISA. In the event Newport determines to sell or dispose of stock in the Sempra Stock Fund, Newport would designate an alternative investment fund under the Plan for the temporary investment of any proceeds from the sale or other disposition of Sempra common stock pending further investment directions from Plan participants.
Certain administrative functions of the Plan are performed by officers or employees of Sempra and the Company. No such officer or employee receives compensation from the Plan.
Notes Receivable from Participants — The Plan permits participants to borrow against the balances in their individual accounts. A participant is limited to borrowing a maximum of 50% of the value of his/her vested account balance, or $50,000 less the participant’s highest outstanding loan balance in the preceding 12 months, whichever is less. The minimum amount that can be borrowed is $1,000. The fee charged for processing a loan is paid by the participant who takes out the loan and the participant also is charged an annual maintenance fee for each year a loan is outstanding. Participants may have up to two loans outstanding, both of which can be primary residence loans. Primary residence loans are amortized over a maximum repayment period of 15 years, and other loans have a maximum repayment period of five years. All participant loans bear interest at 1% above the prime rate at the time the loan was made. At December 31, 2025 and 2024, interest rates on participant loans ranged from 4.25% to 9.50% for both years, and participant loans outstanding at December 31, 2025 had maturity dates through December 2040.
Forfeited Accounts — If a participant’s employment terminates prior to being fully vested in their Employer contributions, the non-vested portion of their account is forfeited on the earlier of the date the participant takes a complete distribution of their vested account balance or has five consecutive one-year breaks in service. Participants’ forfeited accounts are transferred to a forfeiture account, which is maintained for the benefit of the Plan as a whole and is not attributable to any given participant. The balance of the forfeiture account is used to reduce future Employer contributions. At December 31, 2025 and 2024, the balances of forfeited non-vested accounts totaled $10,000 and $5,000, respectively. In 2025, Employer contributions were reduced by $30,000 from forfeited accounts.
Withdrawals — The Plan offers a dividend pass-through withdrawal option for cash dividends received on shares of Sempra common stock held in participants’ accounts through the Sempra Stock Fund and the following in-service withdrawal options:
•After-tax and rollover accounts;
•Hardship withdrawals;
•Military service withdrawals;
•Disability withdrawals; and
•Withdrawals at any time on or after a participant attains age 59-1/2.